UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07885

Name of Fund:  Master Enhanced Small Cap Series of Quantitative Master
               Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%              3,700   AAR Corp. (a)                                                         $     100,899
                                        2,000   Applied Signal Technology, Inc.                                              23,600
                                       11,650   Ceradyne, Inc. (a)                                                          372,334
                                        6,600   Cubic Corp.                                                                 187,638
                                       17,600   Curtiss-Wright Corp.                                                        730,048
                                       12,500   Esterline Technologies Corp. (a)                                            629,625
                                       16,390   MTC Technologies, Inc. (a)                                                  389,754
                                       16,825   Moog, Inc. Class A (a)                                                      710,183
                                       33,000   Orbital Sciences Corp. (a)                                                  795,300
                                       13,700   Teledyne Technologies, Inc. (a)                                             643,900
                                        6,100   Triumph Group, Inc.                                                         347,273
                                                                                                                      -------------
                                                                                                                          4,930,554
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%         11,200   Forward Air Corp.                                                           396,928
                                       15,000   HUB Group, Inc. Class A (a)                                                 493,350
                                                                                                                      -------------
                                                                                                                            890,278
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                           100   Frontier Airlines Holdings, Inc. (a)                                            253
                                      112,600   Mesa Air Group, Inc. (a)                                                    264,610
                                       44,700   SkyWest, Inc.                                                               944,064
                                                                                                                      -------------
                                                                                                                          1,208,927
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                  6,200   Drew Industries, Inc. (a)                                                   151,652
                                        9,700   Spartan Motors, Inc.                                                         82,062
                                       37,200   Standard Motor Products, Inc.                                               227,664
                                                                                                                      -------------
                                                                                                                            461,378
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                     15,600   Coachmen Industries, Inc.                                                    46,488
                                          100   Fleetwood Enterprises, Inc. (a)                                                 460
                                       44,900   Monaco Coach Corp.                                                          425,652
                                       12,600   Winnebago Industries, Inc.                                                  212,940
                                                                                                                      -------------
                                                                                                                            685,540
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                        3,000   Boston Beer Co., Inc. Class A (a)                                           142,620
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                      100   Arqule, Inc. (a)                                                                428
                                       11,500   Cubist Pharmaceuticals, Inc. (a)                                            211,830
                                       60,000   Encysive Pharmaceuticals, Inc. (a)                                          141,000
                                       13,000   LifeCell Corp. (a)                                                          546,390
                                       12,100   Martek Biosciences Corp. (a)                                                369,897
                                       43,600   Regeneron Pharmaceuticals, Inc. (a)                                         836,684
                                       16,500   Savient Pharmaceuticals, Inc. (a)                                           330,000
                                                                                                                      -------------
                                                                                                                          2,436,229
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.3%                9,500   Apogee Enterprises, Inc.                                                    146,300
                                       12,900   Gibraltar Industries, Inc.                                                  151,317
                                        5,700   Griffon Corp. (a)                                                            49,020
                                       40,174   Lennox International, Inc.                                                1,445,059
                                       23,200   NCI Building Systems, Inc. (a)                                              561,440
                                       15,900   Simpson Manufacturing Co., Inc.                                             432,162
                                                                                                                      -------------
                                                                                                                          2,785,298
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%                 30,000   Investment Technology Group, Inc. (a)                                 $   1,385,400
                                       29,500   LaBranche & Co., Inc. (a)                                                   128,325
                                       16,600   optionsXpress Holdings, Inc.                                                343,786
                                        9,100   Piper Jaffray Cos. (a)                                                      309,036
                                          900   Pzena Investment Management, Inc.
                                                Class A                                                                      10,188
                                        9,600   SWS Group, Inc.                                                             117,408
                                        8,400   TradeStation Group, Inc. (a)                                                 71,568
                                                                                                                      -------------
                                                                                                                          2,365,711
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                       10,600   Arch Chemicals, Inc.                                                        394,956
                                       22,900   H.B. Fuller Co.                                                             467,389
                                       13,000   Huntsman Corp.                                                              306,150
                                          800   Material Sciences Corp. (a)                                                   6,208
                                        6,100   NewMarket Corp.                                                             460,245
                                       12,200   OM Group, Inc. (a)                                                          665,388
                                        9,600   Omnova Solutions, Inc. (a)                                                   38,304
                                        2,600   Penford Corp.                                                                56,498
                                       33,100   PolyOne Corp. (a)                                                           210,847
                                        2,400   Quaker Chemical Corp.                                                        75,096
                                       14,600   Schulman A, Inc.                                                            299,738
                                       83,100   Tronox, Inc. Class B                                                        324,090
                                        9,100   Zep, Inc.                                                                   147,602
                                                                                                                      -------------
                                                                                                                          3,452,511
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.3%                18,400   Boston Private Financial Holdings, Inc.                                     194,856
                                       19,600   Brookline Bancorp, Inc.                                                     225,008
                                       13,100   Central Pacific Financial Corp.                                             246,935
                                        5,300   Columbia Banking System, Inc.                                               118,614
                                       16,200   Community Bank System, Inc.                                                 397,872
                                           20   East-West Bancorp, Inc.                                                         355
                                        2,400   First Charter Corp.                                                          64,104
                                       49,800   First Commonwealth Financial Corp.                                          577,182
                                       40,300   First Financial Bancorp                                                     542,035
                                       20,700   First Midwest Bancorp, Inc.                                                 574,839
                                       17,700   Frontier Financial Corp.                                                    312,936
                                       25,800   Glacier Bancorp, Inc.                                                       494,586
                                        9,100   Hancock Holding Co.                                                         382,382
                                       21,800   Hanmi Financial Corp.                                                       161,102
                                       39,200   Independent Bank Corp./MI                                                   406,896
                                        1,100   Irwin Financial Corp.                                                         5,841
                                        5,900   Nara Bancorp, Inc.                                                           76,641
                                       33,700   National Penn Bancshares, Inc.                                              613,003
                                       30,500   Old National Bancorp                                                        549,000
                                        7,950   PrivateBancorp, Inc.                                                        250,187
                                       14,370   Prosperity Bancshares, Inc.                                                 411,844
                                        2,008   Royal Bank of Canada                                                         93,363

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       10,900   Signature Bank (a)                                                    $     277,950
                                       28,100   The South Financial Group, Inc.                                             417,566
                                       21,900   Sterling Bancorp                                                            340,107
                                       25,400   Sterling Bancshares, Inc.                                                   252,476
                                       18,916   Sterling Financial Corp.                                                    295,279
                                       39,000   Susquehanna Bancshares, Inc.                                                794,430
                                       44,500   UCBH Holdings, Inc.                                                         345,320
                                       16,900   UMB Financial Corp.                                                         696,280
                                       18,500   United Bankshares, Inc.                                                     493,025
                                       27,400   Whitney Holding Corp.                                                       679,246
                                       11,500   Wintrust Financial Corp.                                                    401,925
                                                                                                                      -------------
                                                                                                                         11,693,185
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  16,300   ABM Industries, Inc.                                                        365,772
Supplies - 3.4%                        10,200   Administaff, Inc.                                                           240,822
                                        3,400   The Brink's Co.                                                             228,412
                                        3,700   ChoicePoint, Inc. (a)                                                       176,120
                                        7,000   G&K Services, Inc. Class A                                                  249,270
                                       18,100   Healthcare Services Group, Inc.                                             373,584
                                        7,500   Heidrick & Struggles International, Inc.                                    243,975
                                       47,300   Interface, Inc. Class A                                                     664,565
                                        9,400   On Assignment, Inc. (a)                                                      59,690
                                       20,900   School Specialty, Inc. (a)                                                  659,186
                                       74,000   Spherion Corp. (a)                                                          452,880
                                       30,600   The Standard Register Co.                                                   238,374
                                       23,800   Tetra Tech, Inc. (a)                                                        464,338
                                       42,400   TrueBlue, Inc. (a)                                                          569,856
                                        9,700   United Stationers, Inc. (a)                                                 462,690
                                        8,800   Viad Corp.                                                                  316,888
                                       27,075   Waste Connections, Inc. (a)                                                 832,286
                                       17,000   Watson Wyatt Worldwide, Inc.                                                964,750
                                                                                                                      -------------
                                                                                                                          7,563,458
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.5%        48,200   3Com Corp. (a)                                                              110,378
                                            1   Arris Group, Inc. (a)                                                             6
                                       30,800   Audiovox Corp. Class A (a)                                                  328,944
                                        6,900   Bel Fuse, Inc.                                                              192,234
                                       21,500   Black Box Corp.                                                             663,275
                                       14,700   Blue Coat Systems, Inc. (a)                                                 323,988
                                       10,200   Comtech Telecommunications Corp. (a)                                        397,800
                                       10,900   Digi International, Inc. (a)                                                125,786
                                       11,200   Ditech Networks, Inc. (a)                                                    32,928
                                       39,700   Harmonic, Inc. (a)                                                          301,720
                                       15,000   NETGEAR, Inc. (a)                                                           299,250
                                       12,400   Network Equipment Technologies, Inc. (a)                                     81,468
                                       36,900   PC-Tel, Inc. (a)                                                            250,920
                                       10,200   Polycom, Inc. (a)                                                           229,908

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        9,200   Symmetricom, Inc. (a)                                                 $      32,108
                                          200   Tollgrade Communications, Inc. (a)                                            1,048
                                                                                                                      -------------
                                                                                                                          3,371,761
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%         12,533   Avid Technology, Inc. (a)                                                   305,053
                                        9,800   Hypercom Corp. (a)                                                           42,532
                                        9,200   Intevac, Inc. (a)                                                           119,140
                                        2,200   Netezza Corp. (a)                                                            20,834
                                       10,500   Novatel Wireless, Inc. (a)                                                  101,640
                                        9,000   Synaptics, Inc. (a)                                                         214,920
                                                                                                                      -------------
                                                                                                                            804,119
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.2%      43,700   EMCOR Group, Inc. (a)(g)                                                    970,577
                                       34,600   The Shaw Group, Inc. (a)                                                  1,631,044
                                                                                                                      -------------
                                                                                                                          2,601,621
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%          10,700   Texas Industries, Inc.                                                      643,177
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                12,400   Cash America International, Inc.                                            451,360
                                       12,000   First Cash Financial Services, Inc. (a)                                     123,960
                                        4,400   Rewards Network, Inc. (a)                                                    19,712
                                                                                                                      -------------
                                                                                                                            595,032
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%          52,400   Caraustar Industries, Inc. (a)                                               70,740
                                       20,600   Chesapeake Corp.                                                             99,086
                                       12,940   Myers Industries, Inc.                                                      169,902
                                       28,400   Rock-Tenn Co. Class A                                                       851,148
                                       14,300   Temple-Inland, Inc.                                                         181,896
                                                                                                                      -------------
                                                                                                                          1,372,772
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.8%                    21,800   Brightpoint, Inc. (a)                                                       182,248
                                          100   Building Material Holding Corp.                                                 438
                                       65,500   LKQ Corp. (a)                                                             1,471,785
                                                                                                                      -------------
                                                                                                                          1,654,471
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.0%   18,400   Bright Horizons Family Solutions, Inc. (a)                                  791,936

                                       17,300   CPI Corp.                                                                   298,771
                                       24,500   Coinstar, Inc. (a)                                                          689,430
                                        2,700   Pre-Paid Legal Services, Inc. (a)                                           114,507
                                       30,700   Universal Technical Institute, Inc. (a)                                     360,111
                                                                                                                      -------------
                                                                                                                          2,254,755
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  10,900   Financial Federal Corp.                                                     237,729
Services - 0.2%                         5,100   Portfolio Recovery Associates, Inc.                                         218,739
                                                                                                                      -------------
                                                                                                                            456,468
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         150,000   Covad Communications Group, Inc. (a)                                        145,500
Services - 0.1%                        12,800   General Communication, Inc. Class A (a)                                      78,592
                                        4,500   Shenandoah Telecom Co.                                                       66,780
                                                                                                                      -------------
                                                                                                                            290,872
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%              23,100   Cleco Corp.                                                                 512,358
                                       40,100   El Paso Electric Co. (a)                                                    856,937

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        8,800   UIL Holdings Corp.                                                    $     265,144
                                       17,600   Unisource Energy Corp.                                                      391,776
                                                                                                                      -------------
                                                                                                                          2,026,215
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%             7,800   A.O. Smith Corp.                                                            256,386
                                       25,600   Acuity Brands, Inc.                                                       1,099,520
                                       19,500   Baldor Electric Co.                                                         546,000
                                       30,100   Belden, Inc.                                                              1,063,132
                                        5,600   Brady Corp.                                                                 187,208
                                          100   C&D Technologies, Inc. (a)                                                      502
                                        4,700   Magnetek, Inc. (a)                                                           16,168
                                       13,700   Regal-Beloit Corp.                                                          501,831
                                       23,100   Woodward Governor Co.                                                       617,232
                                                                                                                      -------------
                                                                                                                          4,287,979
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 37,000   Agilysys, Inc.                                                              429,200
Instruments - 5.3%                     12,700   Anixter International, Inc. (a)                                             813,308
                                          900   Bell Microproducts, Inc. (a)                                                  1,836
                                       27,150   Benchmark Electronics, Inc. (a)                                             487,342
                                       10,200   CTS Corp.                                                                   109,140
                                       31,800   Checkpoint Systems, Inc. (a)                                                853,830
                                       36,200   Cognex Corp.                                                                790,246
                                       11,500   Daktronics, Inc.                                                            205,965
                                        9,000   Electro Scientific Industries, Inc. (a)                                     148,320
                                        5,900   Faro Technologies, Inc. (a)                                                 183,962
                                       27,900   Flir Systems, Inc. (a)                                                      839,511
                                        4,400   Gerber Scientific, Inc. (a)                                                  39,116
                                       20,600   Insight Enterprises, Inc. (a)                                               360,500
                                       12,468   Itron, Inc. (a)                                                           1,124,988
                                        8,900   Keithley Instruments, Inc.                                                   86,330
                                       23,500   Littelfuse, Inc. (a)                                                        821,795
                                        4,500   LoJack Corp. (a)                                                             56,880
                                        5,800   MTS Systems Corp.                                                           187,108
                                       41,300   Mercury Computer Systems, Inc. (a)                                          232,106
                                       16,400   Methode Electronics, Inc.                                                   191,716
                                       11,000   Newport Corp. (a)                                                           122,870
                                        6,500   Park Electrochemical Corp.                                                  168,025
                                        7,800   Photon Dynamics, Inc. (a)                                                    82,680
                                       14,100   Planar Systems, Inc. (a)                                                     56,541
                                       19,800   Plexus Corp. (a)                                                            555,390
                                        6,200   Rogers Corp. (a)                                                            207,142
                                        7,100   SYNNEX Corp. (a)                                                            150,662
                                       11,000   ScanSource, Inc. (a)                                                        398,090
                                       18,100   TTM Technologies, Inc. (a)                                                  204,892
                                       14,900   Technitrol, Inc.                                                            344,637
                                       51,000   Trimble Navigation Ltd. (a)                                               1,458,090
                                                                                                                      -------------
                                                                                                                         11,712,218
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     11,100   Atwood Oceanics, Inc. (a)                                             $   1,018,092
Services - 4.7%                         6,800   Basic Energy Services, Inc. (a)                                             150,144
                                        3,600   Dresser-Rand Group, Inc. (a)                                                110,700
                                       10,400   Dril-Quip, Inc. (a)                                                         483,288
                                        2,700   Gulf Island Fabrication, Inc.                                                77,544
                                       39,947   Helix Energy Solutions Group, Inc. (a)                                    1,258,330
                                        8,600   Hornbeck Offshore Services, Inc. (a)                                        392,762
                                       31,400   ION Geophysical Corp. (a)                                                   433,320
                                        5,400   Lufkin Industries, Inc.                                                     344,628
                                       10,100   Matrix Service Co. (a)                                                      173,518
                                        7,900   NATCO Group, Inc. Class A (a)                                               369,325
                                       23,100   Oceaneering International, Inc. (a)                                       1,455,300
                                       21,100   Pioneer Drilling Co. (a)                                                    336,123
                                       14,600   SEACOR Holdings, Inc. (a)                                                 1,246,256
                                       29,150   Tetra Technologies, Inc. (a)                                                461,736
                                       20,400   Unit Corp. (a)                                                            1,155,660
                                       12,200   W-H Energy Services, Inc. (a)                                               839,970
                                                                                                                      -------------
                                                                                                                         10,306,696
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.3%         6,400   The Andersons, Inc.                                                         285,504
                                       19,100   Casey's General Stores, Inc.                                                431,660
                                        9,700   The Great Atlantic & Pacific                                                254,334
                                                   Tea Co., Inc. (a)
                                       13,100   Longs Drug Stores Corp.                                                     556,226
                                       16,600   Nash Finch Co.                                                              564,068
                                       17,900   Performance Food Group Co. (a)                                              584,972
                                        7,400   Spartan Stores, Inc.                                                        154,290
                                                                                                                      -------------
                                                                                                                          2,831,054
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%                    1,400   American Italian Pasta Co. Class A (a)                                        7,630
                                       31,050   Flowers Foods, Inc.                                                         768,487
                                        1,900   Hain Celestial Group, Inc. (a)                                               56,050
                                        8,100   J&J Snack Foods Corp.                                                       222,507
                                       10,100   Lance, Inc.                                                                 197,960
                                        9,900   Ralcorp Holdings, Inc. (a)                                                  575,685
                                       11,000   TreeHouse Foods, Inc. (a)                                                   251,460
                                                                                                                      -------------
                                                                                                                          2,079,779
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.8%                   27,700   Atmos Energy Corp.                                                          706,350
                                        3,855   Energen Corp. (g)                                                           240,166
                                       13,300   The Laclede Group, Inc.                                                     473,879
                                       15,850   New Jersey Resources Corp.                                                  492,143
                                       21,100   Northwest Natural Gas Co.                                                   916,584
                                       29,400   Piedmont Natural Gas Co.                                                    772,044
                                       12,600   South Jersey Industries, Inc.                                               442,386
                                       47,035   Southern Union Co.                                                        1,094,504
                                       44,500   UGI Corp.                                                                 1,108,940
                                                                                                                      -------------
                                                                                                                          6,246,996
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                   7,700   Abaxis, Inc. (a)                                                      $     178,409
& Supplies - 4.0%                      30,800   American Medical Systems
                                                Holdings, Inc. (a)                                                          437,052
                                        4,900   Analogic Corp.                                                              326,046
                                       10,800   ArthroCare Corp. (a)                                                        360,180
                                       10,100   CONMED Corp. (a)                                                            258,964
                                       21,779   The Cooper Cos., Inc.                                                       749,851
                                       10,600   CryoLife, Inc. (a)                                                           99,640
                                        5,500   Datascope Corp.                                                             227,865
                                        7,900   Dionex Corp. (a)                                                            608,221
                                       27,200   Greatbatch, Inc. (a)                                                        500,752
                                       10,800   Haemonetics Corp. (a)                                                       643,464
                                          100   Hologic, Inc. (a)                                                             5,560
                                        4,100   ICU Medical, Inc. (a)                                                       117,957
                                       25,700   Idexx Laboratories, Inc. (a)                                              1,265,982
                                       27,725   Immucor, Inc. (a)                                                           591,652
                                        1,200   Integra LifeSciences Holdings Corp. (a)                                      52,164
                                       32,200   Invacare Corp.                                                              717,416
                                        3,400   Kensey Nash Corp. (a)                                                        98,430
                                       12,800   Mentor Corp.                                                                329,216
                                           15   Meridian Bioscience, Inc.                                                       501
                                        8,500   Merit Medical Systems, Inc. (a)                                             134,555
                                       26,200   Osteotech, Inc. (a)                                                         124,450
                                        5,400   SurModics, Inc. (a)                                                         226,152
                                       25,800   Theragenics Corp. (a)                                                       101,652
                                       12,400   West Pharmaceutical Services, Inc.                                          548,452
                                                                                                                      -------------
                                                                                                                          8,704,583
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                22,700   AMERIGROUP Corp. (a)                                                        620,391
Services - 3.9%                         9,800   AMN Healthcare Services, Inc. (a)                                           151,116
                                        5,000   Air Methods Corp. (a)                                                       241,850
                                        9,900   Amedisys, Inc. (a)                                                          389,466
                                       10,800   Amsurg Corp. (a)                                                            255,744
                                       37,400   Centene Corp. (a)                                                           521,356
                                       19,800   Chemed Corp.                                                                835,560
                                       17,500   HMS Holdings Corp. (a)                                                      499,625
                                       13,800   HealthExtras, Inc. (a)                                                      342,792
                                       14,100   Healthways, Inc. (a)                                                        498,294
                                       29,600   Hooper Holmes, Inc. (a)                                                      19,240
                                       13,800   inVentiv Health, Inc. (a)                                                   397,578
                                        5,900   LCA-Vision, Inc.                                                             73,750
                                        7,400   Matria Healthcare, Inc. (a)                                                 165,020
                                        5,900   MedCath Corp. (a)                                                           107,380
                                        3,840   Molina Healthcare, Inc. (a)                                                  93,773
                                        9,500   Odyssey HealthCare, Inc. (a)                                                 85,500
                                       17,400   Owens & Minor, Inc.                                                         684,516

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       24,095   PSS World Medical, Inc. (a)                                           $     401,423
                                       20,300   Pediatrix Medical Group, Inc. (a)                                         1,368,220
                                       10,200   PharMerica Corp. (a)                                                        169,014
                                        4,300   RehabCare Group, Inc. (a)                                                    64,500
                                        8,400   Res-Care, Inc. (a)                                                          144,060
                                       17,300   Sunrise Senior Living, Inc. (a)                                             385,444
                                                                                                                      -------------
                                                                                                                          8,515,612
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.4%          20,700   Allscripts Healthcare Solutions, Inc. (a)                                   213,624
                                       14,692   Omnicell, Inc. (a)                                                          295,309
                                       18,000   Phase Forward, Inc. (a)                                                     307,440
                                                                                                                      -------------
                                                                                                                            816,373
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  11,800   CEC Entertainment, Inc. (a)                                                 340,784
Leisure - 2.4%                         56,900   CKE Restaurants, Inc.                                                       638,418
                                       12,400   California Pizza Kitchen, Inc. (a)                                          162,564
                                          800   Cedar Fair, LP                                                               18,600
                                       23,300   Jack in the Box, Inc. (a)                                                   626,071
                                        7,871   Landry's Restaurants, Inc.                                                  128,140
                                       14,800   Monarch Casino & Resort, Inc. (a)                                           262,108
                                        3,800   Multimedia Games, Inc. (a)                                                   20,292
                                       13,429   O'Charleys, Inc.                                                            154,702
                                        2,300   Orient Express Hotels Ltd. Class A                                           99,268
                                       10,300   P.F. Chang's China Bistro, Inc. (a)                                         292,932
                                       14,100   Panera Bread Co. Class A (a)                                                590,649
                                        6,500   Papa John's International, Inc. (a)                                         157,365
                                        2,800   Peet's Coffee & Tea, Inc. (a)                                                65,828
                                        2,500   Penn National Gaming, Inc. (a)                                              109,325
                                       10,600   Shuffle Master, Inc. (a)                                                     56,710
                                        9,500   Sonic Corp. (a)                                                             209,380
                                       18,500   Texas Roadhouse, Inc. Class A (a)                                           181,300
                                       32,200   Triarc Cos.                                                                 222,502
                                       17,650   WMS Industries, Inc. (a)                                                    634,871
                                       11,300   Wendy's International, Inc.                                                 260,578
                                                                                                                      -------------
                                                                                                                          5,232,387
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%              17,300   Bassett Furniture Industries, Inc.                                          213,482
                                       32,900   Champion Enterprises, Inc. (a)                                              329,987
                                       12,700   Ethan Allen Interiors, Inc.                                                 361,061
                                        6,200   Libbey, Inc.                                                                104,408
                                        5,300   M/I Homes, Inc.                                                              89,994
                                          900   National Presto Industries, Inc.                                             47,160
                                       10,100   Russ Berrie & Co., Inc. (a)                                                 142,006
                                       27,800   Standard-Pacific Corp.                                                      135,108
                                        4,800   Universal Electronics, Inc. (a)                                             116,208
                                                                                                                      -------------
                                                                                                                          1,539,414
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%              15,100   Central Garden & Pet Co. (a)                                                 69,611
                                       15,250   Central Garden & Pet Co. Class A (a)                                         67,710

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          100   Spectrum Brands, Inc. (a)                                             $         457
                                       20,900   WD-40 Co.                                                                   694,925
                                                                                                                      -------------
                                                                                                                            832,703
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.6%                     11,500   CACI International, Inc. Class A (a)                                        523,825
                                       86,500   Ciber, Inc. (a)                                                             423,850
                                       26,700   CyberSource Corp. (a)                                                       390,087
                                        5,100   Gevity HR, Inc.                                                              44,166
                                          504   Integral Systems, Inc.                                                       14,732
                                        6,300   MAXIMUS, Inc.                                                               231,273
                                       18,400   Mantech International Corp. Class A (a)                                     834,624
                                        3,800   SI International, Inc. (a)                                                   72,922
                                       10,900   SYKES Enterprises, Inc. (a)                                                 191,731
                                       11,000   Startek, Inc. (a)                                                           101,310
                                       26,400   Unisys Corp. (a)                                                            116,952
                                       15,100   Wright Express Corp. (a)                                                    464,023
                                                                                                                      -------------
                                                                                                                          3,409,495
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%         2,700   Standex International Corp.                                                  60,318
                                       12,700   Tredegar Corp.                                                              231,267
                                        1,800   Walter Industries, Inc.                                                     112,734
                                                                                                                      -------------
                                                                                                                            404,319
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.2%                        6,500   Alfa Corp.                                                                  142,870
                                       11,000   Commerce Group, Inc.                                                        396,660
                                       16,750   Delphi Financial Group, Inc. Class A                                        489,602
                                       14,300   Hilb Rogal & Hobbs Co.                                                      450,021
                                        5,600   Infinity Property & Casualty Corp.                                          232,960
                                        7,815   The Midland Co.                                                             507,428
                                        5,700   Navigators Group, Inc. (a)                                                  310,080
                                       24,100   Philadelphia Consolidated Holding Co. (a)                                   776,020
                                        9,200   The Phoenix Cos., Inc.                                                      112,332
                                        8,900   Presidential Life Corp.                                                     155,216
                                       12,800   ProAssurance Corp. (a)                                                      689,024
                                        9,300   RLI Corp.                                                                   461,001
                                        1,800   SCPIE Holdings, Inc. (a)                                                     49,590
                                       19,573   Safety Insurance Group, Inc.                                                668,026
                                       24,981   Selective Insurance Group, Inc.                                             596,546
                                        6,400   Tower Group, Inc.                                                           161,088
                                        7,800   United Fire & Casualty Co.                                                  291,720
                                       14,150   Zenith National Insurance Corp.                                             507,419
                                                                                                                      -------------
                                                                                                                          6,997,603
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%       36,900   PetMed Express, Inc. (a)                                                    409,221
                                       10,500   Stamps.com, Inc. (a)                                                        107,730
                                                                                                                      -------------
                                                                                                                            516,951
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                     4,700   Bankrate, Inc. (a)                                                          234,483
Services - 1.3%                        12,600   DealerTrack Holdings, Inc. (a)                                              254,772

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       25,229   Dice Holdings, Inc. (a)                                               $     224,790
                                       10,800   InfoSpace, Inc.                                                             124,956
                                       19,200   j2 Global Communications, Inc. (a)                                          428,544
                                       11,800   The Knot, Inc. (a)                                                          138,650
                                       13,100   Perficient, Inc. (a)                                                        104,014
                                       54,500   United Online, Inc.                                                         575,520
                                       39,600   Websense, Inc. (a)                                                          742,500
                                                                                                                      -------------
                                                                                                                          2,828,229
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                    10,400   Jakks Pacific, Inc. (a)                                                     286,728
Products - 0.6%                           100   Nautilus, Inc.                                                                  329
                                        6,800   Polaris Industries, Inc.                                                    278,868
                                       21,200   Pool Corp.                                                                  400,468
                                       10,000   RC2 Corp. (a)                                                               209,700
                                       13,900   Sturm Ruger & Co., Inc. (a)                                                 114,536
                                                                                                                      -------------
                                                                                                                          1,290,629
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                  46,000   Cambrex Corp.                                                               318,780
Services - 0.7%                            26   Enzo Biochem, Inc. (a)                                                          236
                                        4,400   Kendle International, Inc. (a)                                              197,648
                                       23,700   Parexel International Corp. (a)                                             618,570
                                       17,700   PharmaNet Development Group, Inc. (a)                                       446,571
                                                                                                                      -------------
                                                                                                                          1,581,805
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.7%                       11,200   Albany International Corp. Class A                                          404,768
                                        7,000   Astec Industries, Inc. (a)                                                  271,320
                                       16,800   Barnes Group, Inc.                                                          385,560
                                       18,400   Briggs & Stratton Corp.                                                     329,360
                                        3,000   Cascade Corp.                                                               147,930
                                       19,700   Clarcor, Inc.                                                               700,335
                                       19,700   EnPro Industries, Inc. (a)                                                  614,443
                                       25,700   Flow International Corp. (a)                                                238,753
                                       23,400   Gardner Denver, Inc. (a)                                                    868,140
                                       13,000   Greenbrier Cos., Inc.                                                       344,760
                                       10,700   Kaydon Corp.                                                                469,837
                                        4,400   Lindsay Manufacturing Co.                                                   450,868
                                       19,200   Lydall, Inc. (a)                                                            219,840
                                       30,700   Mueller Industries, Inc.                                                    885,695
                                       14,700   Robbins & Myers, Inc.                                                       479,955
                                       18,600   Toro Co.                                                                    769,854
                                        6,600   Valmont Industries, Inc.                                                    580,074
                                                                                                                      -------------
                                                                                                                          8,161,492
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.6%                          23,400   Kirby Corp. (a)                                                           1,333,800
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                            5,600   4Kids Entertainment, Inc. (a)                                                54,712
                                        8,300   AH Belo Corp.                                                                94,869
                                       10,800   Arbitron, Inc.                                                              466,128
                                       10,600   Clear Channel Communications, Inc.                                          309,732

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       20,800   Gemstar-TV Guide International, Inc. (a)                              $      97,760
                                        3,000   Getty Images, Inc. (a)                                                       96,000
                                       61,700   Radio One, Inc. Class D (a)                                                  93,784
                                                                                                                      -------------
                                                                                                                          1,212,985
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                  7,000   A.M. Castle & Co.                                                           189,000
                                        7,900   AMCOL International Corp.                                                   246,717
                                        7,300   Brush Engineered Materials, Inc. (a)                                        187,391
                                       17,700   Century Aluminum Co. (a)                                                  1,172,448
                                       14,775   Quanex Corp.                                                                764,459
                                        8,900   RTI International Metals, Inc. (a)                                          402,369
                                                                                                                      -------------
                                                                                                                          2,962,384
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                  5,300   Energy East Corp.                                                           127,836
                                       11,400   Puget Energy, Inc.                                                          294,918
                                                                                                                      -------------
                                                                                                                            422,754
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                16,700   Fred's, Inc.                                                                171,175
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  41,300   Cabot Oil & Gas Corp. Class A                                             2,099,692
Fuels - 3.9%                           44,800   Massey Energy Co.                                                         1,635,200
                                        4,300   Overseas Shipholding Group, Inc.                                            301,172
                                        2,200   Patriot Coal Corp. (a)                                                      103,334
                                       16,300   Penn Virginia Corp.                                                         718,667
                                        5,600   Petroleum Development Corp. (a)                                             387,912
                                       18,300   Petroquest Energy, Inc. (a)                                                 317,322
                                       25,900   St. Mary Land & Exploration Co.                                             997,150
                                       19,800   Stone Energy Corp. (a)                                                    1,035,738
                                       12,800   Swift Energy Co. (a)                                                        575,872
                                       10,600   World Fuel Services Corp.                                                   297,542
                                                                                                                      -------------
                                                                                                                          8,469,601
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%         44,100   Buckeye Technologies, Inc. (a)                                              492,156
                                        4,500   Deltic Timber Corp.                                                         250,650
                                        4,500   Neenah Paper, Inc.                                                          116,010
                                          100   Pope & Talbot, Inc. (a)                                                           1
                                        4,200   Schweitzer-Mauduit International, Inc.                                       97,188
                                                                                                                      -------------
                                                                                                                            956,005
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                7,300   Chattem, Inc. (a)                                                           484,282
                                        2,500   Mannatech, Inc.                                                              17,825
                                       12,700   USANA Health Sciences, Inc. (a)                                             279,781
                                                                                                                      -------------
                                                                                                                            781,888
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%                  1,300   Alpharma, Inc. Class A (a)                                                   34,073
                                        5,000   Collagenex Pharmaceuticals, Inc. (a)                                         82,850
                                       37,900   Noven Pharmaceuticals, Inc. (a)                                             340,342
                                       30,000   Sciele Pharma, Inc. (a)                                                     585,000
                                       33,700   ViroPharma, Inc. (a)                                                        301,278
                                                                                                                      -------------
                                                                                                                          1,343,543
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          11,300   Acadia Realty Trust                                                   $     272,895
(REITs) - 4.6%                         27,900   BioMed Realty Trust, Inc.                                                   666,531
                                        9,100   Cedar Shopping Centers, Inc.                                                106,288
                                       18,400   Colonial Properties Trust                                                   442,520
                                        3,414   Deerfield Capital Corp.                                                       4,814
                                       39,300   DiamondRock Hospitality Co.                                                 497,931
                                        9,800   Eastgroup Properties, Inc.                                                  455,308
                                       11,600   Entertainment Properties Trust                                              572,228
                                       11,000   Essex Property Trust, Inc.                                                1,253,780
                                       53,900   Extra Space Storage, Inc.                                                   872,641
                                       15,000   Home Properties, Inc.                                                       719,850
                                        2,400   Kilroy Realty Corp.                                                         117,864
                                       12,600   Kite Realty Group Trust                                                     176,400
                                       21,300   LTC Properties, Inc.                                                        547,623
                                       23,900   Lexington Corporate Properties Trust                                        344,399
                                       21,400   Medical Properties Trust, Inc.                                              242,248
                                       10,500   Mid-America Apartment
                                                Communities, Inc.                                                           523,320
                                        4,300   National Retail Properties, Inc.                                             94,815
                                        7,900   PS Business Parks, Inc.                                                     410,010
                                       58,510   Senior Housing Properties Trust                                           1,386,687
                                        8,500   Sovran Self Storage, Inc.                                                   363,035
                                                                                                                      -------------
                                                                                                                         10,071,187
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &               21,300   Forestar Real Estate Group, Inc. (a)                                        530,583
Development - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%                     10,800   Arkansas Best Corp.                                                         344,088
                                       20,433   Heartland Express, Inc.                                                     291,375
                                       24,700   Knight Transportation, Inc.                                                 406,562
                                       22,300   Landstar System, Inc.                                                     1,163,168
                                       10,300   Old Dominion Freight Line, Inc. (a)                                         327,849
                                                                                                                      -------------
                                                                                                                          2,533,042
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         12,300   ATMI, Inc. (a)                                                              342,309
Equipment - 3.4%                       40,400   Actel Corp. (a)(g)                                                          618,524
                                           14   Brooks Automation, Inc. (a)                                                     136
                                       10,200   Cabot Microelectronics Corp. (a)                                            327,930
                                       17,800   Cohu, Inc.                                                                  289,250
                                        9,300   DSP Group, Inc. (a)                                                         118,482
                                       13,350   Diodes, Inc. (a)                                                            293,166
                                       26,800   Exar Corp. (a)                                                              220,564
                                       13,500   FEI Co. (a)                                                                 294,705
                                       30,300   Kopin Corp. (a)                                                              80,598
                                          100   Kulicke & Soffa Industries, Inc. (a)                                            478
                                       18,800   MKS Instruments, Inc. (a)                                                   402,320
                                       28,600   Micrel, Inc.                                                                265,122

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       30,500   Microsemi Corp. (a)                                                   $     695,400
                                       38,525   ON Semiconductor Corp. (a)                                                  218,822
                                       33,000   Pericom Semiconductor Corp. (a)                                             484,440
                                        9,100   Rudolph Technologies, Inc. (a)                                               88,907
                                       62,600   Skyworks Solutions, Inc. (a)                                                455,728
                                        8,000   Standard Microsystems Corp. (a)                                             233,440
                                        4,400   Supertex, Inc. (a)                                                           89,804
                                       37,300   Ultratech, Inc. (a)                                                         358,453
                                       31,350   Varian Semiconductor Equipment Associates, Inc. (a)                         882,503
                                       36,900   Veeco Instruments, Inc. (a)                                                 613,647
                                                                                                                      -------------
                                                                                                                          7,374,728
-----------------------------------------------------------------------------------------------------------------------------------
Software - 5.0%                         4,900   Ansoft Corp. (a)                                                            149,548
                                       33,300   Ansys, Inc. (a)                                                           1,149,516
                                       11,050   Aspen Technology, Inc. (a)                                                  140,887
                                       10,100   BEA Systems, Inc. (a)                                                       193,415
                                       16,600   Blackbaud, Inc.                                                             403,048
                                          700   BladeLogic, Inc. (a)                                                         19,635
                                          500   Captaris, Inc. (a)                                                            2,210
                                       18,200   Concur Technologies, Inc. (a)                                               565,110
                                       11,450   EPIQ Systems, Inc. (a)                                                      177,704
                                       54,500   Epicor Software Corp. (a)(g)                                                610,400
                                       17,655   Factset Research Systems, Inc.                                              951,075
                                       42,000   Informatica Corp. (a)                                                       716,520
                                        8,300   JDA Software Group, Inc. (a)                                                151,475
                                       14,300   Macrovision Corp. (a)                                                       193,050
                                       25,400   Manhattan Associates, Inc. (a)                                              582,422
                                       34,900   Micros Systems, Inc. (a)                                                  1,174,734
                                        7,400   NAVTEQ Corp. (a)                                                            503,200
                                       20,100   Napster, Inc. (a)                                                            29,748
                                        9,200   Phoenix Technologies Ltd. (a)                                               144,072
                                       17,900   Progress Software Corp. (a)                                                 535,568
                                        5,200   Quality Systems, Inc.                                                       155,324
                                        8,100   Radiant Systems, Inc. (a)                                                   113,157
                                        8,100   SPSS, Inc. (a)                                                              314,118
                                       65,000   Secure Computing Corp. (a)                                                  419,250
                                        4,000   Sybase, Inc. (a)                                                            105,200
                                        3,800   THQ, Inc. (a)                                                                82,840
                                       35,000   TIBCO Software, Inc. (a)                                                    249,900
                                       30,000   Take-Two Interactive Software, Inc. (a)                                     765,600
                                       11,300   Tyler Technologies, Inc. (a)                                                157,974
                                       15,100   Ulticom, Inc. (a)                                                           101,925
                                                                                                                      -------------
                                                                                                                         10,858,625
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                23,200   Aaron Rents, Inc.                                                           499,728
                                       13,050   The Cato Corp. Class A                                                      194,967

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       11,100   Charlotte Russe Holding, Inc. (a)                                     $     192,474
                                       12,950   Christopher & Banks Corp.                                                   129,370
                                       15,800   Dress Barn, Inc. (a)                                                        204,452
                                       21,500   The Finish Line, Inc. Class A                                               102,340
                                       11,300   Genesco, Inc. (a)                                                           261,143
                                       21,600   Gymboree Corp. (a)                                                          861,408
                                          100   Hot Topic, Inc. (a)                                                             431
                                       29,200   Jo-Ann Stores, Inc. (a)                                                     430,116
                                        6,125   Jos. A. Bank Clothiers, Inc. (a)                                            125,563
                                       21,600   Men's Wearhouse, Inc.                                                       502,632
                                        3,800   Midas, Inc. (a)                                                              65,322
                                       17,300   The Pep Boys - Manny, Moe & Jack                                            172,308
                                       15,800   Sonic Automotive, Inc.                                                      324,690
                                       14,925   Stage Stores, Inc.                                                          241,785
                                          100   Stein Mart, Inc.                                                                562
                                       13,900   Tractor Supply Co. (a)                                                      549,328
                                       10,500   Tween Brands, Inc. (a)                                                      259,770
                                       18,300   Zale Corp. (a)                                                              361,608
                                                                                                                      -------------
                                                                                                                          5,479,997
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             34,459   Crocs, Inc. (a)                                                             601,999
Goods - 2.5%                            8,500   Deckers Outdoor Corp. (a)                                                   916,470
                                       32,400   Fossil, Inc. (a)                                                            989,496
                                       28,300   Iconix Brand Group, Inc. (a)                                                491,005
                                       31,800   Maidenform Brands, Inc. (a)                                                 517,386
                                        6,100   Movado Group, Inc.                                                          118,889
                                       48,200   Quiksilver, Inc. (a)                                                        472,842
                                       15,400   Skechers U.S.A., Inc. Class A (a)                                           311,234
                                        8,000   Timberland Co. Class A (a)                                                  109,840
                                        6,100   Unifirst Corp.                                                              226,249
                                        4,700   Volcom, Inc. (a)                                                             94,987
                                       24,250   Wolverine World Wide, Inc.                                                  703,493
                                                                                                                      -------------
                                                                                                                          5,553,890
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.7%      29,900   Anchor Bancorp Wisconsin, Inc.                                              567,203
                                       17,400   Bank Mutual Corp.                                                           186,876
                                          100   BankAtlantic Bancorp, Inc. Class A                                              391
                                        7,200   Dime Community Bancshares, Inc.                                             125,856
                                        5,800   FirstFed Financial Corp. (a)                                                157,470
                                          100   Franklin Bank Corp. (a)                                                         303
                                       38,800   Guaranty Financial Group, Inc. (a)                                          412,056
                                        5,400   Triad Guaranty, Inc. (a)                                                     27,000
                                                                                                                      -------------
                                                                                                                          1,477,155
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                         43,900   Alliance One International, Inc. (a)                                        265,156
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    13,525   Applied Industrial Technologies, Inc.                                       404,262
Distributors - 0.4%                     8,700   Kaman Corp. Class A                                                         246,123

Master Enhanced Small Cap Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        4,100   Lawson Products, Inc.                                                 $     112,955
                                        3,900   UAP Holding Corp.                                                           149,526
                                                                                                                      -------------
                                                                                                                            912,866
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                  5,900   American States Water Co.                                                   212,400
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             44,000   Centennial Communications Corp. (a)                                         260,040
Services - 0.4%                         7,500   Clearwire Corp. Class A (a)                                                 111,075
                                        8,100   Rural Cellular Corp. Class A (a)                                            358,263
                                        3,700   SBA Communications Corp. Class A (a)                                        110,371
                                                                                                                      -------------
                                                                                                                            839,749
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $198,355,042) - 94.4%                                           206,746,782
-----------------------------------------------------------------------------------------------------------------------------------
                                                Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                       56,118   iShares S&P SmallCap 600 Index Series                                     3,363,152
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Exchange-Traded Funds
                                                (Cost - $3,205,142) - 1.6%                                                3,363,152
-----------------------------------------------------------------------------------------------------------------------------------

                                          Par
                                        (000)   Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &             $  250,000   Flir Systems, Inc., 3%, 6/01/23 (b)                                         691,875
Instruments - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                      300,000   LandAmerica Financial Group, Inc., 3.25%,
                                                5/15/34 (b)(c)                                                              274,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Fixed Income Securities
                                                (Cost - $699,595) - 0.4%                                                    966,375
-----------------------------------------------------------------------------------------------------------------------------------

                                   Beneficial
                                     Interest
                                        (000)   Other Interests (d)
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         $       13   Price Communications Co
Services - 0.0%                                 Liquidating Trust                                                                 0
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Other Interests (Cost - $0) - 0.0%                                          0
-----------------------------------------------------------------------------------------------------------------------------------

                                                Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                   $    7,668   BlackRock Liquidity Series, LLC Cash Sweep
                                                Series, 2.92%(e)(f)                                                       7,668,163
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $7,668,163) - 3.5%                                                7,668,163
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments                                                       218,744,472
                                                (Cost - $209,927,942*) - 99.9%
                                                Other Assets Less Liabilities - 0.1%                                        220,854
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 218,965,326
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 211,087,489
                                                                  =============
      Gross unrealized appreciation                               $  25,045,533
      Gross unrealized depreciation                                 (17,388,550)
                                                                  -------------
      Net unrealized appreciation                                 $   7,656,983
                                                                  =============

      Master Enhanced Small Cap Series of Quantitative Master Series LLC Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b)   Convertible security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e)   Represents the current yield as of report date.

(f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net Activity    Interest
      Affiliate                                             (000)         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                              $     (9,033)  $ 106,240
      --------------------------------------------------------------------------

(g) All or a portion of security held as collateral in connection with open financial futures contracts.

o For Series compliance purposes, the Series industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Financial futures contracts purchased as of March 31, 2008, were as follows:

      --------------------------------------------------------------------------
                                       Expiration                   Unrealized
      Contracts       Issue               Date           Par       Appreciation
      --------------------------------------------------------------------------
         38       Russell 2000 Index   June 2008    $ 12,456,346   $    653,654
      --------------------------------------------------------------------------

Master Enhanced Small Cap Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master Enhanced Small Cap Series of Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

         o Level 1 - price quotations in active markets/exchanges for identical securities

         o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

         o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

------------------------------------------------------------------
Valuation                Investments in            Other Financial
Inputs                     Securities                Instruments*
------------------------------------------------------------------
Level 1                  $  210,109,934            $       653,654
Level 2                       8,634,538                          0
Level 3                               0                          0
------------------------------------------------------------------
Total                    $  218,744,472            $       653,654
==================================================================

*     Other financial instruments are derivative instruments such as futures.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Master Enhanced Small Cap Series of Quantitative Master Series LLC

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced Small Cap Series of Quantitative Master Series LLC

     Date: May 22, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced Small Cap Series of Quantitative Master Series LLC

     Date: May 22, 2008

     By:  /s/ Neal J. Andrews
          ---------------------------------
          Neal J. Andrews
          Chief Financial Officer (principal financial officer) of
          Master Enhanced Small Cap Series of Quantitative Master Series LLC

     Date: May 22, 2008